Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	₨ 5,460,670	$ 84,205	₨ 3,090,386	$ 47,654	₨ 2,044,290	₨ 1,599,067
Bank Demand Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,614,158	71,151	2,798,336
Term Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	846,394	13,052	291,951
Cash on Hand [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	₨ 118	$ 2	₨ 99